Intangible assets - Goodwill - Assumptions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash-generating units information
Percentage increase in designated risk component	0.50%
Percentage decrease in designated risk component	0.50%
Impairment loss recognised in profit or loss, goodwill		€ 899	€ 50
Impairment loss, net of tax, goodwill	€ 0	899	€ 50
Grupo Santander UK
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	8.40%
Nominal perpetual growth rate (as a percent)	2.50%
Santander Consumer USA Holdings Inc.
Cash-generating units information
Projected period	3 years
Discount rate (as a percent)	11.10%
Nominal perpetual growth rate (as a percent)	1.50%
Impairment loss recognised in profit or loss, goodwill	€ 799	€ 899
Santander Bank, National Association
Cash-generating units information
Projected period	3 years
Discount rate (as a percent)	10.60%
Nominal perpetual growth rate (as a percent)	3.80%
Santander Consumer Germany
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	8.50%
Nominal perpetual growth rate (as a percent)	2.50%
Santander Asset Management [Member]
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	9.60%
Nominal perpetual growth rate (as a percent)	2.50%
Santander Portugal [Member]
Cash-generating units information
Discount rate (as a percent)	9.60%
Nominal perpetual growth rate (as a percent)	2.00%
Santander Consumer Bank (Nordics)
Cash-generating units information
Projected period	5 years
Discount rate (as a percent)	9.20%
Nominal perpetual growth rate (as a percent)	2.50%
Banco Santander Totta SA
Cash-generating units information
Projected period	5 years